Commitments and Contingent Liabilities (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Commitments and Contingent Liabilities [Abstract]
2016	$ 107
2017	76
2018	45
Minimum future rental payment, Total	$ 228